OTHER BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Other Balance Sheet Information Tables
Components of selected captions in the accompanying balance sheets

Components of selected captions in the accompanying balance sheets as of December 31, 2012 and 2011 consist of:

	December 31, 2012	December 31, 2011
Prepaid expenses and other:

Prepaid insurance	$45,695	$37,274
Other	31,615	13,017
Prepaid expenses and other	$77,310	$50,291

Property and equipment:

Computers and office equipment	$55,297	$30,421
Machinery and equipment	240,666	254,827
Leasehold improvements	25,171	11,288
Less: accumulated depreciation and amortization	(144,245)	(126,727)
Property and equipment, net	$176,889	$169,808

Accrued expenses:
Professional fees	$49,594	$25,702
Other	48,134	13,530
Accrued expenses	$97,728	$39,232